Summary of Change in the Fair Value of Derivative Warrant Liabilities (Details) - Warrant [Member] - Fair Value, Inputs, Level 3 [Member] - First Light Acquisition Group Inc [Member] - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instruments beginning balance	$ 1,014,946	$ 359,099	$ 1,879,204	$ 2,239,184		$ 2,239,184
Change in fair value	1,904,106	655,847	(1,258,983)	(359,980)	(5,163,666)	(1,602,950)
Transfer of private placement warrants to Level 2			(310,000)		(5,751,150)	(310,000)
Financial instruments ending balance	2,919,052	1,014,946	310,221	1,879,204	2,239,184	359,099
Initial fair value of contingent interest liability					13,154,000	32,865
Forward Purchase Units [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instruments beginning balance	880,677	326,234	643,204	521,184		521,184
Change in fair value	1,764,927	554,443	(332,983)	122,020	490,184	(194,950)
Transfer of private placement warrants to Level 2
Financial instruments ending balance	2,645,604	880,677	310,221	643,204	521,184	326,234
Initial fair value of contingent interest liability					31,000
Private Placement Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instruments beginning balance			1,236,000	1,718,000		1,718,000
Change in fair value			(926,000)	(482,000)	(1,296,000)	(1,408,000)
Transfer of private placement warrants to Level 2			(310,000)			(310,000)
Financial instruments ending balance				1,236,000	1,718,000
Initial fair value of contingent interest liability					3,014,000
Contingent Interest Liability [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instruments beginning balance	134,269	32,865
Change in fair value	139,179	101,404
Transfer of private placement warrants to Level 2
Financial instruments ending balance	$ 273,448	134,269				32,865
Initial fair value of contingent interest liability						32,865
Publics Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instruments beginning balance
Change in fair value					(4,357,850)
Transfer of private placement warrants to Level 2					(5,751,150)
Financial instruments ending balance
Initial fair value of contingent interest liability					$ 10,109,000